Offerings - Offering: 1	Aug. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	52,668,995
Proposed Maximum Offering Price per Unit	1.34
Maximum Aggregate Offering Price	$ 70,576,453.30
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,805.26
Offering Note	(1) The amount registered consists of up to 52,668,995 shares of common stock, par value $0.001 per share to be offered by the selling stockholder named herein. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such an indeterminate amount of shares of common stock as may become issuable to prevent dilution resulting from stock splits, stock dividends and similar events. (2) The proposed maximum offering price per share is estimated solely for purposes of calculating the registration fee according to Rule 457(c) under the Securities Act based on the average of the high and low prices of the registrant's common stock quoted on The Nasdaq Capital Market on August 25, 2025.